SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

SEI Enhanced U.S. Large Cap Quality Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.3%

Communication Services — 8.7%
Alphabet, Cl A *	186	$405
Meta Platforms, Cl A *	1,295	209
World Wrestling Entertainment, Cl A	406	25

		639
Consumer Discretionary — 12.3%
Amazon.com *	380	41
AutoZone *	10	21
Domino's Pizza	372	145
Garmin	1,224	120
Gentex	748	21
Grand Canyon Education *	370	35
H&R Block	1,056	37
McDonald's	132	33
NIKE, Cl B	840	86
NVR *	2	8
O'Reilly Automotive *	300	189
Yum! Brands	1,476	168

		904
Consumer Staples — 12.8%
Altria Group	3,275	137
Coca-Cola	4,079	256
Colgate-Palmolive	696	56
Monster Beverage *	1,992	185
Philip Morris International	2,327	230
Procter & Gamble	564	81

		945
Financials — 6.1%
FactSet Research Systems	384	148
Moody's	468	127
MSCI, Cl A	29	12
S&P Global	480	162

		449
Health Care — 20.8%
Bristol-Myers Squibb	3,647	281
Edwards Lifesciences *	240	23
Hologic *	1,511	104
Incyte *	1,895	144
Johnson & Johnson	1,643	291
Merck	490	45
Pfizer	2,435	128
Regeneron Pharmaceuticals *	225	133
Veeva Systems, Cl A *	576	114
Vertex Pharmaceuticals *	973	274

		1,537
Industrials — 6.2%
3M	936	121
Fastenal	3,251	162
Illinois Tool Works	504	92

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Robert Half International	1,103	$83

		458
Information Technology — 31.7%
Adobe *	264	97
Apple	3,587	491
Broadcom	261	127
Cadence Design Systems *	1,152	173
Cisco Systems	660	28
Dolby Laboratories, Cl A	660	47
Dropbox, Cl A *	3,059	64
Keysight Technologies *	1,092	150
Manhattan Associates *	647	74
Microsoft	2,111	542
QUALCOMM	1,223	156
Texas Instruments	1,164	179
VeriSign *	912	153
Visa, Cl A	312	61

		2,342
Materials — 0.7%
Louisiana-Pacific	1,031	54

Total Common Stock
(Cost $7,483) ($ Thousands)		7,328

Total Investments in Securities — 99.3%
(Cost $7,483) ($ Thousands)		$7,328

Percentages are based on Net Assets of $7,377 ($ Thousands).
*	Non-income producing security.

Cl — Class

As of June 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent prospectus.

SEI Exchange Traded Funds / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

SEI Enhanced U.S. Large Cap Momentum Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.4%

Communication Services — 3.4%
Alphabet, Cl C *	147	$322
Interpublic Group of	9,409	259

		581
Consumer Discretionary — 5.8%
Amazon.com *	580	62
AutoNation *	1,218	136
AutoZone *	174	374
Dick's Sporting Goods	1,479	111
Lowe's	630	110
Penske Automotive Group	754	79
Pool	145	51
Ulta Beauty *	203	78

		1,001
Consumer Staples — 9.4%
Archer-Daniels-Midland	4,387	341
Bunge	3,248	294
Costco Wholesale	406	195
Hershey	2,059	443
Kroger	7,242	343

		1,616
Energy — 9.6%
Chevron	1,885	273
ConocoPhillips	6,018	540
Devon Energy	8,286	457
EOG Resources	978	108
Marathon Oil	9,968	224
Valero Energy	396	42

		1,644
Financials — 6.8%
American Financial Group	1,189	165
Blackstone	3,327	304
Chubb	58	11
Credit Acceptance *	174	82
Raymond James Financial	1,316	118
Signature Bank NY	696	125
W R Berkley	5,162	352

		1,157
Health Care — 10.1%
AbbVie	1,276	195
IQVIA Holdings *	1,674	363
McKesson	406	132
Merck	1,276	116
Pfizer	5,734	301
Thermo Fisher Scientific	609	331
West Pharmaceutical Services	957	290

		1,728

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 5.4%
Builders FirstSource *	4,893	$263
Carlisle	1,276	304
Knight-Swift Transportation Holdings, Cl A	1,305	60
Robert Half International	2,639	198
Univar Solutions *	4,176	104

		929
Information Technology — 31.9%
Allegro MicroSystems *	957	20
Apple	9,090	1,243
Arista Networks *	1,276	120
Arrow Electronics *	1,711	192
Avnet	2,480	106
Datadog, Cl A *	920	88
Hewlett Packard Enterprise	12,048	160
HP	9,012	295
Jabil	3,364	172
Juniper Networks	493	14
Keysight Technologies *	1,094	151
Microchip Technology	1,812	105
Microsoft	4,284	1,100
Monolithic Power Systems	464	178
NetApp	4,756	310
NVIDIA	1,529	232
ON Semiconductor *	9,533	479
Paychex	1,334	152
Pure Storage, Cl A *	6,807	175
WEX *	1,104	172

		5,464
Materials — 6.3%
Albemarle	832	174
CF Industries Holdings	2,639	226
Chemours	2,644	85
Graphic Packaging Holding	7,039	144
Mosaic	6,314	298
Packaging Corp of America	428	59
Reliance Steel & Aluminum	29	5
Westlake	833	82

		1,073
Real Estate — 7.1%
CBRE Group, Cl A *	1,297	95
Equity Residential ‡	1,885	136
Extra Space Storage ‡	2,175	370
Host Hotels & Resorts ‡	17,645	277
Jones Lang LaSalle *	1,218	213
Public Storage ‡	406	127

		1,218
Utilities — 3.6%
National Fuel Gas	2,146	142
NextEra Energy	5,299	410

SEI Exchange Traded Funds / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistra	2,494	$57

		609
Total Common Stock
(Cost $17,846) ($ Thousands)		17,020

Total Investments in Securities — 99.4%
(Cost $17,846) ($ Thousands)		$17,020

Percentages are based on Net Assets of $17,121 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of June 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent prospectus.

SEI Exchange Traded Funds / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

SEI Enhanced U.S. Large Cap Value Factor ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.5%

Communication Services — 12.3%
Alphabet, Cl C *	156	$341
Altice USA, Cl A *	4,446	41
AT&T	20,764	435
Comcast, Cl A	338	14
Lumen Technologies	22,380	244
Meta Platforms, Cl A *	1,768	285
Omnicom Group	988	63
Verizon Communications	8,684	441

		1,864
Consumer Discretionary — 11.7%
Amazon.com *	1,040	111
Bath & Body Works	5,290	143
Dick's Sporting Goods	1,326	100
eBay	2,522	105
Foot Locker	1,950	49
Ford Motor	9,173	102
General Motors *	2,179	69
H&R Block	3,718	131
Lennar, Cl A	4,186	295
Lennar, Cl B	312	18
PulteGroup	5,351	212
PVH	1,560	89
Qurate Retail	7,613	22
Target	338	48
Toll Brothers	2,361	105
Whirlpool	1,133	176

		1,775
Consumer Staples — 6.9%
Albertsons, Cl A	3,614	97
Altria Group	130	5
Herbalife Nutrition *	2,262	46
Kraft Heinz	546	21
Kroger	9,095	430
Tyson Foods, Cl A	4,264	367
Walmart	606	74

		1,040
Energy — 0.6%
APA	2,866	100

Financials — 15.0%
Affiliated Managers Group	858	100
AGNC Investment	11,279	125
Ally Financial	7,353	246
American International Group	1,274	65
Brighthouse Financial *	1,248	51
Capital One Financial	2,860	298
Carlyle Group	3,453	109
Citigroup	7,613	350
Discover Financial Services	416	39

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Janus Henderson Group	1,638	$39
KKR	2,574	119
OneMain Holdings, Cl A	2,387	89
Popular	1,610	124
Prudential Financial	2,610	250
Synchrony Financial	9,438	261

		2,265
Health Care — 21.1%
AbbVie	832	127
Bristol-Myers Squibb	2,886	222
Cardinal Health	5,928	310
Cigna	494	130
CVS Health	4,706	436
DaVita *	858	69
Gilead Sciences	4,992	309
Hologic *	4,628	321
Laboratory Corp of America Holdings	1,326	311
McKesson	1,534	500
Organon	5,065	171
Pfizer	234	12
Quest Diagnostics	1,919	255
Regeneron Pharmaceuticals *	26	15

		3,188
Industrials — 2.9%
Allison Transmission Holdings	2,314	89
ManpowerGroup	1,118	85
Owens Corning	1,274	95
Ryder System	1,118	79
Schneider National, Cl B	1,144	26
Science Applications International	650	61

		435
Information Technology — 22.9%
Amdocs	104	9
Apple	4,186	572
Arrow Electronics *	1,508	169
Avnet	416	18
Bread Financial Holdings	1,066	40
Cognizant Technology Solutions, Cl A	754	51
Dell Technologies, Cl C	7,665	354
DXC Technology *	1,586	48
Hewlett Packard Enterprise	18,580	246
HP	12,683	416
Intel	4,914	184
Jabil	3,115	160
Micron Technology	4,394	243
Microsoft	2,028	521
NortonLifeLock	3,744	82
Oracle	2,933	205
Western Union	8,757	144

SEI Exchange Traded Funds / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xerox Holdings	234	$3

		3,465
Materials — 4.6%
Cleveland-Cliffs *	1,924	30
Crown Holdings	988	91
Dow	995	51
Louisiana-Pacific	1,378	72
LyondellBasell Industries, Cl A	2,480	217
Nucor	312	33
Steel Dynamics	1,612	107
United States Steel	5,772	103

		704
Utilities — 1.5%
NRG Energy	5,429	207
PPL	520	14

		221
Total Common Stock
(Cost $16,050) ($ Thousands)		15,057

Total Investments in Securities — 99.5%
(Cost $16,050) ($ Thousands)		$15,057

Percentages are based on Net Assets of $15,139 ($ Thousands).
*	Non-income producing security.

Cl — Class

As of June 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent prospectus.

SEI Exchange Traded Funds / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

SEI Enhanced Low Volatility U.S. Large Cap ETF

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 15.7%
Alphabet, Cl C *	208	$455
AT&T	13,968	293
Comcast, Cl A	4,800	188
Fox	208	6
Interpublic Group of	4,640	128
Omnicom Group	2,528	161
Verizon Communications	5,456	277

		1,508
Consumer Discretionary — 4.6%
Amazon.com *	320	34
AutoNation *	592	66
AutoZone *	16	34
Genuine Parts	288	38
H&R Block	480	17
Mattel *	576	13
Service International	928	64
Target	912	129
Terminix Global Holdings *	1,056	43

		438
Consumer Staples — 11.2%
Archer-Daniels-Midland	672	52
Costco Wholesale	169	81
General Mills	224	17
Hershey	64	14
J M Smucker	1,248	160
Kroger	1,104	52
Philip Morris International	2,304	227
Procter & Gamble	1,792	258
Walmart	1,744	212

		1,073
Energy — 3.1%
Chevron	1,616	234
Kinder Morgan	4,096	69

		303
Financials — 6.2%
AGNC Investment	560	6
Allstate	624	79
American Financial Group	160	22
Berkshire Hathaway, Cl B *	432	118
Chubb	688	135
Loews	352	21
Marsh & McLennan	128	20
W R Berkley	2,864	196

		597
Health Care — 17.0%
Bristol-Myers Squibb	1,632	126
CVS Health	2,544	236
Danaher	656	166

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Johnson & Johnson	1,920	$341
McKesson	528	172
Merck	2,944	268
Pfizer	6,240	327

		1,636
Industrials — 7.5%
3M	224	29
Expeditors International of Washington	1,568	153
ManpowerGroup	528	40
Northrop Grumman	560	268
Republic Services, Cl A	320	42
Robert Half International	832	62
Ryder System	608	43
Snap-on	112	22
United Parcel Service, Cl B	160	29
Waste Management	192	30

		718
Information Technology — 21.4%
Accenture, Cl A	800	222
Amdocs	1,664	139
Apple	2,384	326
Arrow Electronics *	864	97
Avnet	1,152	49
CDK Global	368	20
Cisco Systems	1,664	71
Dell Technologies, Cl C	256	12
Dolby Laboratories, Cl A	352	25
HP	6,688	219
Jabil	1,696	87
Juniper Networks	832	24
Microsoft	1,728	444
Oracle	1,536	107
Roper Technologies	432	171
TD SYNNEX	464	42
Texas Instruments	48	7

		2,062
Materials — 4.2%
Dow	896	46
International Paper	3,424	143
Louisiana-Pacific	560	29
Reliance Steel & Aluminum	736	125
Silgan Holdings	496	21
Westlake	384	38

		402
Utilities — 8.3%
Atmos Energy	112	12
CMS Energy	112	8
Consolidated Edison	2,448	233
Dominion Energy	720	57
DTE Energy	336	43

SEI Exchange Traded Funds / Quarterly Report / June 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Duke Energy	2,080	$223
Hawaiian Electric Industries	1,312	54
National Fuel Gas	1,136	75
UGI	2,544	98

		803
Total Common Stock
(Cost $9,873) ($ Thousands)		9,540

Total Investments in Securities — 99.2%
(Cost $9,873) ($ Thousands)		$9,540

Percentages are based on Net Assets of $9,619 ($ Thousands).
*	Non-income producing security.

Cl — Class

As of June 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent prospectus.

SEI Exchange Traded Funds / Quarterly Report / June 30, 2022